REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 42,308
Other revenue	724
Total revenue	43,032	$ 37,168	$ 22,823
Business services
Disclosure of operating segments [line items]
Revenue from contracts with customers	28,718
Other revenue	104
Total revenue	28,822	30,847	20,874
Infrastructure services
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,947
Other revenue	612
Total revenue	4,559	2,418	3
Industrials
Disclosure of operating segments [line items]
Revenue from contracts with customers	9,643
Other revenue	8
Total revenue	9,651	3,896	1,939
Corporate and other
Disclosure of operating segments [line items]
Revenue from contracts with customers	0
Other revenue	0
Total revenue	$ 0	$ 7	$ 7